Document And Entity Information	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 14, 2025
Entity Registrant Name	HCW Biologics Inc.
Entity Central Index Key	0001828673
Entity Emerging Growth Company	true
Entity File Number	001-40591
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-5024477
Entity Address, Address Line One	2929 N. Commerce Parkway
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	842-2024
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HCWB
Security Exchange Name	NASDAQ
Amendment Description	The Company is filing this Amendment No. 1 on Form 8K/A (the “Amendment”) to the Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on August 14, 2025 (“Original Form 8-K”) due to a clerical error with respect to a delay in issuance of the press release included as Exhibit 99.1 from August 14, 2025 to August 18, 2025. Except as stated herein, this Current Report on Form 8-K/A does not reflect events occurring after the filing of the Original Form 8-K on August 14, 2024 and no attempt has been made to this Current Report on Form 8-K/A to modify or update other disclosures as presented in the Original Form 8-K. Accordingly, this Form 8-K/A should be read in conjunction with the Original Form 8-K and our filings with the SEC subsequent to the filing of the Original Form 8-K.